Commitments and Contingencies	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]	Commitments and Contingencies
NuMiner Machine Purchase Agreement
In November 2021, the Company paid a $10.0 million refundable deposit to NuMiner and in February 2022, entered into an agreement with NuMiner to purchase 60,000 units of new NM440 Machines (the “NuMiner Agreement”) for the purpose of mining digital assets. In the event the evaluation of the NM440 Machines that NuMiner will provide to the Company for evaluation purposes yield results unsatisfactory to the Company, and the purchase agreement is terminated, all payments shall be returned to the Company. If, upon evaluation, the NM440 Machines perform to the satisfaction of the terms outlined in the contract, the Company will apply the advanced payments and make the remaining payments to NuMiner throughout 2022. To make such payments, the Company anticipates pursuing financing through debt and/or equity markets and/or utilizing the vendor financing provided for in the NuMiner Agreement. In the event the NuMiner Agreement is performed in full, the aggregate payments to NuMiner will be $1.7 billion in 2022.
Master Services Agreement
On August 19, 2021, Gryphon entered into a Master Services Agreement with the Company (the “Gryphon MSA”). To provide greater certainty as to the term of the Gryphon MSA, on December 29, 2021, the Company and Gryphon entered into Amendment No. 1 to the Gryphon MSA (the “Gryphon MSA Amendment”) to extend the initial term of the Gryphon MSA to four years, or to five years in the event the Company does not receive delivery of a specified minimum number of digital mining machines during 2022. Subject to written notice from the Company and an opportunity by Gryphon to cure for a period of up to 180 days, the Company shall be entitled to terminate the Gryphon MSA in the event of: (i) Gryphon’s failure to perform the services under the Gryphon MSA in a professional and workmanlike manner in accordance with generally recognized digital mining industry standards for similar services, or (ii) Gryphon’s gross negligence, fraud or willful misconduct in connection with performing the services. Gryphon shall be entitled to specific performance or termination for cause in the event of a breach by the Company, subject to written notice and an opportunity to cure for a period of up to 180 days. As consideration for the Gryphon MSA, Gryphon shall receive the equivalent of 22.5% of the net operating profit, as defined in the Gryphon MSA, of all of the Company’s blockchain and digital currency related operations as a management fee. The Company incurred costs under this agreement of $324,000 during the three months ended March 31, 2022.
Digital Mining Hosting Sub-License
On October 5, 2021, the Company entered into a Sub-License and Delegation Agreement (“Hosting Sub-Lease”) by and between Gryphon and the Company, which assigned to the Company certain Master Services Agreement, dated as of September 12, 2021 (the “Core Scientific MSA”), by and between Core Scientific, and Gryphon and Master Services Agreement Order #2 (“Order 2”). On December 29, 2021, the Company and Gryphon entered into Amendment No. 1 to the Sub-Lease Agreement (the “Sub-Lease Amendment”) to provide Gryphon the right to recapture the usage of up to 50% of the hosting capacity to be managed by Core Scientific if the Merger Agreement is terminated prior to consummation of the merger. The agreement allows for approximately 230 MW of net carbon neutral digital mining hosting capacity to be managed by Core Scientific as hosting partner. The agreement features the installation of digital asset miners at Core Scientific's net carbon neutral blockchain data centers over the course of 11 months. As part of the agreement, Core Scientific will provide digital mining fleet management and monitoring solution, Minder™, data analytics, alerting, monitoring, and miner management services. As of March 31, 2022, the Company had prepaid $30.5 million to Gryphon for Order 2. The remaining commitment of $20.8 million is to be paid over the next seven months. The Company incurred costs under this agreement of $29,000 during the three months ended March 31, 2022.
The Hosting Sub-Lease shall automatically terminate upon the termination of the Core Scientific MSA and/or Order 2 in accordance with their respective terms. In addition, upon any termination of the Gryphon Merger Agreement by Sphere 3D, Gryphon shall have the right, in its sole discretion, to terminate this Core Scientific MSA in its entirety (including the Hosting Sub-Lease) upon not less than 180 calendar days’ written notice to Sphere 3D.
BitFuFu Machine Purchase Agreement
In July 2021, the Company entered into an agreement with FuFu Technology Limited (“BitFuFu”), subsequently amended in September 2021, for the purchase of digital mining hardware and other equipment to the Company. The Company has committed to purchase 60,000 machines for an aggregate value of $305.7 million through December 2022. As of March 31, 2022, the Company had payments of $101.8 million to BitFuFu for deposits towards machines which began delivery in January 2022 and continue through the remainder of 2022. The prepayments and payment of total purchase price are not refundable, save as otherwise mutually agreed by the parties. The remaining amount of $203.9 million is payable over the next six months.
Majestic Dragon Financial Services
In July 2021, the Company retained, Majestic Dragon Financial Services Ltd. (“Majestic Dragon”), to provide consulting and advisory services to the Company commencing on the closing of the Hertford Agreement, dated as of July 31, 2021, for a term ending on the date on which Majestic Dragon and its affiliates or any funds managed by Majestic Dragon cease to own, directly or indirectly, any equity interests of the Company. The Company will pay Majestic Dragon (i) 3.0% of the Hertford Agreement transaction, paid in common shares, which amount shall be paid concurrently with any payment made to Hertford for the placement of the assets to the Company from Hertford pursuant to the terms of the Hertford Agreement, and (ii) 100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year. The Company incurred costs under this agreement of $4.7 million during the three months ended March 31, 2022.
Waxahachie Lease
In January 2022, the Company entered into a lease agreement for administrative offices and research facilities located in Waxahachie, Texas (the “Waxahachie Lease”) for approximately 3,600 square feet. The Waxahachie Lease occupancy will begin upon completion of certain tenant improvements, which are included in the Waxahachie Lease for up to $147,000, and has a term of five years. Occupancy is expected by June 2022. The Company will also pay a pro rata share of operating costs, insurance costs, utilities and real property taxes.
Letters of credit
During the ordinary course of business, the Company provides standby letters of credit to third parties as required for certain transactions initiated by the Company. As of March 31, 2022, the Company had no outstanding standby letters of credit.
Extended Warranty
The Company had $51,000 and $56,000 in deferred costs included in other current and non-current assets related to deferred service revenue at March 31, 2022 and December 31, 2021, respectively. Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2022	$214
Revenue recognized during the period	(58)
Change in liability for warranties issued during the period	56
Liability at March 31, 2022	$212
Current liability	128
Non-current liability	84
Liability at March 31, 2022	$212
Litigation The Company is, from time to time, subject to claims and suits arising in the ordinary course of business. In the opinion of management, the ultimate resolution of such pending proceedings will not have a material effect on the Company’s results of operations, financial position or cash flows.